Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000153405 | Carrington Mortgage Loan Trust Series 2006-FRE1, 1.349, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000153405 | CIT Mortgage Loan Trust 2007-1, 5.283, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153405 | Option One Mortgage Loan Trust 2007-CP1, 0.0001, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153405 | Seasoned Credit Risk Transfer Trust Series 2018-3, 0.941, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153405 | Citigroup Mortgage Loan Trust 2007-AHL1, 3.1, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153405 | CIT Mortgage Loan Trust 2007-1, 4.817, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153405 | Carrington Mortgage Loan Trust Series 2007-RFC1, 0.11, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153405 | RAAC Series 2007-SP3 Trust, 6.238, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153405 | Nationstar Home Equity Loan Trust 2007-B, 4.401, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153405 | First Franklin Mortgage Loan Trust 2006-FF9, 4.488, 2036-06-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153405 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000153405 | ABS000759DN7
Holdings [Line Items]
Percent of Total Investments	99.70%
C000153405 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153405 | CMO
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000153405 | ABS
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000153406 | Carrington Mortgage Loan Trust Series 2006-FRE1, 1.349, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000153406 | CIT Mortgage Loan Trust 2007-1, 5.283, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153406 | Option One Mortgage Loan Trust 2007-CP1, 0.0001, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153406 | Seasoned Credit Risk Transfer Trust Series 2018-3, 0.941, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153406 | Citigroup Mortgage Loan Trust 2007-AHL1, 3.1, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153406 | CIT Mortgage Loan Trust 2007-1, 4.817, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153406 | Carrington Mortgage Loan Trust Series 2007-RFC1, 0.11, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153406 | RAAC Series 2007-SP3 Trust, 6.238, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153406 | Nationstar Home Equity Loan Trust 2007-B, 4.401, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153406 | First Franklin Mortgage Loan Trust 2006-FF9, 4.488, 2036-06-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153406 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000153406 | ABS000759DN7
Holdings [Line Items]
Percent of Total Investments	99.70%
C000153406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153406 | CMO
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000153406 | ABS
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000153407 | Carrington Mortgage Loan Trust Series 2006-FRE1, 1.349, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000153407 | CIT Mortgage Loan Trust 2007-1, 5.283, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153407 | Option One Mortgage Loan Trust 2007-CP1, 0.0001, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000153407 | Seasoned Credit Risk Transfer Trust Series 2018-3, 0.941, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153407 | Citigroup Mortgage Loan Trust 2007-AHL1, 3.1, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153407 | CIT Mortgage Loan Trust 2007-1, 4.817, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153407 | Carrington Mortgage Loan Trust Series 2007-RFC1, 0.11, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153407 | RAAC Series 2007-SP3 Trust, 6.238, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153407 | Nationstar Home Equity Loan Trust 2007-B, 4.401, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153407 | First Franklin Mortgage Loan Trust 2006-FF9, 4.488, 2036-06-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153407 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.30%
C000153407 | ABS000759DN7
Holdings [Line Items]
Percent of Total Investments	99.70%
C000153407 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153407 | CMO
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000153407 | ABS
Holdings [Line Items]
Percent of Net Asset Value	84.90%
C000215731 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215731 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000215731 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215731 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215731 | 046353108 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215731 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215731 | 101137107 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215731 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215731 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215731 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215731 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215731 | Health Care228903100
Holdings [Line Items]
Percent of Total Investments	98.10%
C000215731 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.90%
C000215731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215729 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215729 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000215729 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215729 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215729 | 046353108 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215729 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215729 | 101137107 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215729 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215729 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215729 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215729 | Health Care228903100
Holdings [Line Items]
Percent of Total Investments	98.10%
C000215729 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.90%
C000215729 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000215730 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000215730 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000215730 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215730 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215730 | 046353108 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215730 | 58933Y105 | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215730 | 101137107 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215730 | 66987V109 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215730 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215730 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000215730 | Health Care228903100
Holdings [Line Items]
Percent of Total Investments	98.10%
C000215730 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.90%
C000215730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000173003 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000173003 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000173003 | 91282CEU1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173003 | ESM5C5650_20250623_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000173003 | SPX P6300_20260119_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173003 | SPX P6200_20251124_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173003 | SPX P6100_20250922_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173003 | ESM5P6150_20250623_L_SXMA | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173003 | SCK5P5300_20250602_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173003 | 3EK5P5300_20250519_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173003 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	89.80%
C000173003 | Index OptionVIX C25_20250417_L_IB
Holdings [Line Items]
Percent of Total Investments	16.80%
C000173003 | U.S. Treasury Obligations91282CEU1
Holdings [Line Items]
Percent of Total Investments	7.90%
C000173003 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000173003 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173003 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173003 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000173004 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000173004 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000173004 | 91282CEU1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173004 | ESM5C5650_20250623_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000173004 | SPX P6300_20260119_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173004 | SPX P6200_20251124_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173004 | SPX P6100_20250922_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173004 | ESM5P6150_20250623_L_SXMA | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173004 | SCK5P5300_20250602_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173004 | 3EK5P5300_20250519_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173004 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	89.80%
C000173004 | Index OptionVIX C25_20250417_L_IB
Holdings [Line Items]
Percent of Total Investments	16.80%
C000173004 | U.S. Treasury Obligations91282CEU1
Holdings [Line Items]
Percent of Total Investments	7.90%
C000173004 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000173004 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173004 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173004 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000173005 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000173005 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000173005 | 91282CEU1 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173005 | ESM5C5650_20250623_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000173005 | SPX P6300_20260119_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173005 | SPX P6200_20251124_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173005 | SPX P6100_20250922_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173005 | ESM5P6150_20250623_L_SXMA | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173005 | SCK5P5300_20250602_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173005 | 3EK5P5300_20250519_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173005 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	89.80%
C000173005 | Index OptionVIX C25_20250417_L_IB
Holdings [Line Items]
Percent of Total Investments	16.80%
C000173005 | U.S. Treasury Obligations91282CEU1
Holdings [Line Items]
Percent of Total Investments	7.90%
C000173005 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000173005 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173005 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173005 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000186116 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000186116 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000186116 | BM9Q3J2 | Rainbow Robotics
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000186116 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000186116 | 6490995 | Keyence Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000186116 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000186116 | 773903109 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000186116 | 004397105 | Accuray, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186116 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186116 | BN4P528 | Doosan Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000186116 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000186116 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000186116 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000186116 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	22.30%
C000186116 | Health Care74276L105
Holdings [Line Items]
Percent of Total Investments	74.30%
C000186116 | Specialty74347Y755
Holdings [Line Items]
Percent of Total Investments	2.20%
C000186116 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000186116 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186116 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000186116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000186117 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000186117 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000186117 | BM9Q3J2 | Rainbow Robotics
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000186117 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000186117 | 6490995 | Keyence Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000186117 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000186117 | 773903109 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000186117 | 004397105 | Accuray, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186117 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186117 | BN4P528 | Doosan Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000186117 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000186117 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000186117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000186117 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	22.30%
C000186117 | Health Care74276L105
Holdings [Line Items]
Percent of Total Investments	74.30%
C000186117 | Specialty74347Y755
Holdings [Line Items]
Percent of Total Investments	2.20%
C000186117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000186117 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000186117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000186118 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000186118 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000186118 | BM9Q3J2 | Rainbow Robotics
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000186118 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000186118 | 6490995 | Keyence Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000186118 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000186118 | 773903109 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000186118 | 004397105 | Accuray, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186118 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186118 | BN4P528 | Doosan Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000186118 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	1.20%
C000186118 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000186118 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000186118 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	22.30%
C000186118 | Health Care74276L105
Holdings [Line Items]
Percent of Total Investments	74.30%
C000186118 | Specialty74347Y755
Holdings [Line Items]
Percent of Total Investments	2.20%
C000186118 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000186118 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000186118 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000186118 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000227117 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227117 | 376549507 | Gladstone Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227117 | 02083X103 | Alpine Income Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227117 | 12008RAP2 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227117 | BL3607704 | CBL & Associates HoldCompany I, LLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227117 | 05608WAG9 | BX Commercial Mortgage Trust 2021-SOAR, B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227117 | 419838AA5 | Hawaiian Airlines 2013-1 Class A Pass Through
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227117 | 37247DAG1 | Genworth Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227117 | 388689101 | Graphic Packaging Holding Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227117 | 718546104 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227117 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.80%
C000227117 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227117 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227117 | ABS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000227117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227117 | CMO007037AA2
Holdings [Line Items]
Percent of Total Investments	25.60%
C000227117 | CMBS3137FXYY8
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227117 | Financials37247D106
Holdings [Line Items]
Percent of Total Investments	27.90%
C000227117 | Real Estate10482BAB7
Holdings [Line Items]
Percent of Total Investments	4.00%
C000227117 | CommunicationsYS8318455
Holdings [Line Items]
Percent of Total Investments	23.30%
C000227117 | Real Estate376549507
Holdings [Line Items]
Percent of Total Investments	7.00%
C000227117 | Communications37427UAQ3
Holdings [Line Items]
Percent of Total Investments	7.00%
C000227117 | Mbs Passthrough36179XZ82
Holdings [Line Items]
Percent of Total Investments	1.00%
C000227117 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227117 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227117 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227117 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227117 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227117 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000227118 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227118 | 376549507 | Gladstone Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227118 | 02083X103 | Alpine Income Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227118 | 12008RAP2 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227118 | BL3607704 | CBL & Associates HoldCompany I, LLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227118 | 05608WAG9 | BX Commercial Mortgage Trust 2021-SOAR, B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227118 | 419838AA5 | Hawaiian Airlines 2013-1 Class A Pass Through
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227118 | 37247DAG1 | Genworth Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227118 | 388689101 | Graphic Packaging Holding Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227118 | 718546104 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227118 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.80%
C000227118 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227118 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227118 | ABS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227118 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227118 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000227118 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227118 | CMO007037AA2
Holdings [Line Items]
Percent of Total Investments	25.60%
C000227118 | CMBS3137FXYY8
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227118 | Financials37247D106
Holdings [Line Items]
Percent of Total Investments	27.90%
C000227118 | Real Estate10482BAB7
Holdings [Line Items]
Percent of Total Investments	4.00%
C000227118 | CommunicationsYS8318455
Holdings [Line Items]
Percent of Total Investments	23.30%
C000227118 | Real Estate376549507
Holdings [Line Items]
Percent of Total Investments	7.00%
C000227118 | Communications37427UAQ3
Holdings [Line Items]
Percent of Total Investments	7.00%
C000227118 | Mbs Passthrough36179XZ82
Holdings [Line Items]
Percent of Total Investments	1.00%
C000227118 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227118 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227118 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227118 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227118 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227118 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227118 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227118 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227118 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000227116 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227116 | 376549507 | Gladstone Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227116 | 02083X103 | Alpine Income Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227116 | 12008RAP2 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227116 | BL3607704 | CBL & Associates HoldCompany I, LLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227116 | 05608WAG9 | BX Commercial Mortgage Trust 2021-SOAR, B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227116 | 419838AA5 | Hawaiian Airlines 2013-1 Class A Pass Through
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227116 | 37247DAG1 | Genworth Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227116 | 388689101 | Graphic Packaging Holding Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227116 | 718546104 | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227116 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	3.80%
C000227116 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227116 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227116 | ABS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227116 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227116 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000227116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227116 | CMO007037AA2
Holdings [Line Items]
Percent of Total Investments	25.60%
C000227116 | CMBS3137FXYY8
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227116 | Financials37247D106
Holdings [Line Items]
Percent of Total Investments	27.90%
C000227116 | Real Estate10482BAB7
Holdings [Line Items]
Percent of Total Investments	4.00%
C000227116 | CommunicationsYS8318455
Holdings [Line Items]
Percent of Total Investments	23.30%
C000227116 | Real Estate376549507
Holdings [Line Items]
Percent of Total Investments	7.00%
C000227116 | Communications37427UAQ3
Holdings [Line Items]
Percent of Total Investments	7.00%
C000227116 | Mbs Passthrough36179XZ82
Holdings [Line Items]
Percent of Total Investments	1.00%
C000227116 | CLO
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227116 | Mbs Passthrough
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227116 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227116 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227116 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227116 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227116 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227116 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227116 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000213451 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213451 | United States Treasury Bill, 4.220, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213451 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213451 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213451 | United States Treasury Bill, 4.160, 2025-04-29
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213451 | United States Treasury Bill, 4.250, 2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213451 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213451 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213451 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213451 | United States Treasury Bill, 4.190, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213451 | 601137102Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213451 | 008474108Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213451 | 72147K108Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213451 | 379577208Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213451 | 771049103Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213451 | 25278X109Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213451 | 86800U302Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213451 | 26142V105Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213451 | 443201108Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213451 | 744320102Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000213451 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213451 | 912797PC5U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000213451 | 78464A490Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000213451 | 464286814Equity
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000213451 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000213451 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000213451 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213451 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213451 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000213452 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213452 | United States Treasury Bill, 4.220, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213452 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213452 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213452 | United States Treasury Bill, 4.160, 2025-04-29
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213452 | United States Treasury Bill, 4.250, 2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213452 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213452 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213452 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213452 | United States Treasury Bill, 4.190, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213452 | 601137102Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213452 | 008474108Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213452 | 72147K108Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213452 | 379577208Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213452 | 771049103Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213452 | 25278X109Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213452 | 86800U302Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213452 | 26142V105Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213452 | 443201108Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213452 | 744320102Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000213452 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213452 | 912797PC5U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000213452 | 78464A490Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000213452 | 464286814Equity
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000213452 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000213452 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000213452 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213452 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213452 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000213450 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213450 | United States Treasury Bill, 4.220, 2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213450 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213450 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000213450 | United States Treasury Bill, 4.160, 2025-04-29
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213450 | United States Treasury Bill, 4.250, 2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213450 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213450 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213450 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213450 | United States Treasury Bill, 4.190, 2025-05-06
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213450 | 601137102Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213450 | 008474108Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213450 | 72147K108Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213450 | 379577208Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213450 | 771049103Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213450 | 25278X109Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213450 | 86800U302Technology
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213450 | 26142V105Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213450 | 443201108Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000213450 | 744320102Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000213450 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213450 | 912797PC5U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000213450 | 78464A490Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000213450 | 464286814Equity
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000213450 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000213450 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000213450 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213450 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213450 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.70%